Note 8 - Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes
8. INCOME TAXES

(Loss) income before income taxes, non-controlling interests and dividends on preferred shares are as follows:

(amounts in millions)	For the year ended December 31, 2014	For the period from inception (April 23, 2013) through December 31, 2013	For the ten months ended October 31, 2013	For the year ended December 31, 2012
	(Successor)	(Successor)	(Predecessor)	(Predecessor)
Domestic	$(103.9)	$(7.9)	$(74.2)	$(36.8)
Foreign	73.0	(193.5)	100.7	107.8
Total	$(30.9)	$(201.4)	$26.5	$71.0

Income tax (benefit) expense consisted of the following:

(amounts in millions)	For the year ended December 31, 2014	For the period from inception (April 23, 2013) through December 31, 2013	For the ten months ended October 31, 2013	For the year ended December 31, 2012
	(Successor)	(Successor)	(Predecessor)	(Predecessor)
Current:
U.S.:
Federal	$(0.6)	$0.3	$(5.3)	$1.8
State and local	0.4	0.1	0.3	0.5
Foreign	36.7	1.3	22.8	30.7
Total current	36.5	1.7	17.8	33.0
Deferred:
U.S.:
Federal	(18.3)	(2.1)	(3.1)	(4.9)
State and local	0.4	(0.3)	0.1	0.1
Foreign	(25.3)	(5.1)	(1.8)	(3.5)
Total deferred	(43.2)	(7.5)	(4.8)	(8.3)
(Benefit) Provision for income taxes	$(6.7)	$(5.8)	$13.0	$24.7

Income tax (benefit) expense differed from the amounts computed by applying the U.S. Federal statutory tax rates to pretax income, as a result of the following:

(amounts in millions)	For the year ended December 31, 2014	For the period from inception (April 23, 2013) through December 31, 2013	For the ten months ended October 31, 2013	For the year ended December 31, 2012
	(Successor)	(Successor)	(Predecessor)	(Predecessor)
U.S. Federal Statutory tax rate	35.0%	35.0%	35.0%	35.0%
Taxes computed at U.S. statutory rate	$(10.8)	$(70.5)	$9.3	$24.8
State income taxes, net of Federal benefit	0.8	0.4	(2.2)	(0.4)
Preferred dividend valuation	—	60.2	—	—
Tax on foreign operations	(7.7)	0.4	0.8	(11.6)
Net change in reserve	1.5	(0.7)	(0.1)	5.7
Change in valuation allowances	0.2	(0.9)	3.6	6.9
Provision for tax on undistributed foreign earnings	(3.7)	0.8	(0.7)	0.2
Change of tax rate	(0.5)	—	(0.5)	(1.0)
Non-deductible Transaction Costs	6.5	4.2	1.9	—
Foreign exchange impact on provision	—	—	0.1	0.1
Purchase Price Contingency	6.6	—	—	—
Other, net	0.4	0.3	0.8	—
Income tax (benefit) expense	$(6.7)	$(5.8)	$13.0	$24.7
Effective tax rate	21.65%	2.89%	48.95%	34.78%

The Company has provided deferred taxes under ASC 740-30-25, formerly APB 23, for the presumed repatriation to the United States earnings from several non-U.S. subsidiaries. The indefinite reversal criterion of ASC 740-30-25 allows the Company to overcome that presumption to the extent the earnings are indefinitely reinvested outside the United States. The Company has not recognized a deferred tax liability for U.S. taxes on the undistributed earnings of certain foreign subsidiaries which have been determined to be indefinitely reinvested. The undistributed earnings of those subsidiaries were $264 million at December 31, 2014. The estimated tax liability related to the undistributed earnings of foreign subsidiaries that are indefinitely reinvested is approximately $43.5 million December 31, 2014.

The components of deferred income taxes at December 31, 2014 and 2013 are as follows:

(amounts in millions)	December 31, 2014	December 31, 2013
Deferred tax assets:
Accounts receivable	$5.9	$1.7
Inventory	—	3.3
Accrued liabilities	9.7	3.7
Employee benefits	20.2	12.3
Research and development costs	11.2	14.1
Tax credits	39.3	34.0
Net operating losses	17.5	21.4
Goodwill	31.8	—
Other	12.5	8.2
Total deferred tax assets	148.1	98.7
Valuation allowance	(19.7)	(15.8)
Total gross deferred tax assets	128.4	82.9
Deferred tax liabilities:
Plant and equipment	19.7	17.5
Intangibles	280.7	210.4
Undistributed foreign earnings	2.6	6.3
Other	2.5	8.0
Total gross deferred tax liabilities	305.5	242.2
Net deferred tax liability	$177.1	$159.3

The following schedule presents net current and net long-term deferred tax assets and liabilities as of December 31, 2014 and 2013:

(amounts in millions)	December 31, 2014	December 31, 2013
Net current deferred tax asset	$18.7	$11.0
Net non-current deferred tax asset	6.5	(0.5)
	25.2	10.5
Net non-current deferred tax liability	202.3	169.8
Total net deferred tax liability	$177.1	$159.3

Net current deferred tax assets are included in prepaid expenses and other current assets and net non-current deferred tax assets are included in other assets on the Consolidated Balance Sheets.

Valuation allowances reflect our assessment that it is more likely than not that certain state deferred tax assets and foreign net operating losses will not be realized. The assessment of the need for a valuation allowance requires management to make estimates and assumptions about future earnings, reversal of existing temporary differences and available tax planning strategies. If actual experience differs from these estimates and assumptions, the recorded deferred tax asset may not be fully realized resulting in an increase to income tax expense in our results of operations. The valuation allowance for deferred tax assets was $19.7 million and $15.8 million at December 31, 2014 and 2013, respectively. A valuation allowance of $27.2 million will be raised in the first quarter of 2015 as it is more likely than not that the foreign tax credit carryover will no longer be realizable as a result of the Arysta Acquisition.

At December 31, 2014, the Company had state and foreign net operating loss carry forwards of approximately $314 million and $13.0 million, respectively. The majority of the state net operating loss carry-forwards expire between the years 2016 and 2029. The state net operating loss carry-forwards result in a deferred tax asset of $14.6 million. A valuation allowance of $14.6 million has been provided against the deferred tax asset because it is more likely than not that the Company will not be able to utilize the state net operating losses before they expire. The foreign tax net operating loss carry-forwards expire between the years 2016 through 2030, with some being unlimited in utilization. This results in a deferred tax asset of $3.0 million. A valuation allowance of $1.6 million has been provided against the deferred tax assets associated with certain foreign net operating loss carry-forwards because the recent results of the business units associated with the loss carry-forwards indicate that it is more likely than not that the benefits from the net operating loss carry-forwards will not be fully realized. A valuation allowance of $1.2 million has been provided against other deferred tax assets as it is more likely than not that the benefits will not be realized.

In addition, at December 31, 2014, the Company has approximately $27.2 million, $7.7 million, $2.1 million and $2.3 million of foreign tax credits, research and development credits, alternative minimum tax credits and state tax credits (net of federal tax), respectively, that are available for carryforward. These carry-forward periods range from ten years to an unlimited period of time. A valuation allowance of $2.3 million is provided for the state tax credits as the Company believes the benefits from the credits will not be realized.

Tax Uncertainties

The following table summarizes the activity related to the Company’s unrecognized tax benefits as of December 31, 2014, for the Successor and Predecessor 2013 Periods and the Predecessor 2012 Period:

(amounts in millions)	For the year ended December 31, 2014	For the period from inception (April 23, 2013) through December 31, 2013	For the ten months ended October 31, 2013	For the year ended December 31, 2012
	(Successor)	(Successor)	(Predecessor)	(Predecessor)
Unrecognized tax benefits at beginning of period	$25.6	$—	$22.7	$18.8
Additions based on current year tax positions	1.7	0.3	0.8	2.3
Additions based upon prior year tax positions (including acquired uncertain tax positions)	7.4	26.3	0.3	1.7
Reductions due to closed statutes	(6.7)	(1.0)	(0.3)	(0.1)
Reductions for settlements and payments	(0.3)	—	—	—
Total Unrecognized Tax benefits at end of period	$27.7	$25.6	$23.5	$22.7

The Company has $27.7 million of total unrecognized tax benefits as of December 31, 2014, of which $17.6 million, if recognized, would impact the Company’s effective tax rate. The Company made payments in 2014 to settle uncertain tax liabilities of $0.3 million. Due to expected statute of limitations expirations, the Company estimates that $3.5 million of the total unrecognized benefits will reverse within the next twelve months.

The Company recognizes interest and/or penalties related to income tax matters as part of income tax expense. The Company has $4.7 million and $4.2 million accrued for interest and penalties as of December 31, 2014 and December 31, 2013, respectively. Changes in these balances are recorded in income tax expense or as a reduction of the balance for payments made.

The Company and its subsidiaries are subject to U.S. federal income tax as well as income tax of multiple state and foreign jurisdictions. The Company has closed all U.S. federal tax matters for years through 2010. Federal income tax returns for 2011 through December 2014 are currently open to examination although no audits are ongoing. The Company is undergoing audits in the United Kingdom for the 2009 and 2011 tax years as well as a notification requesting that the 2008 tax year remain open for one subsidiary.

As of December 31, 2014 the following tax years remained subject to examination by the major tax jurisdictions indicated below:

Major Jurisdiction	Open Years
Brazil	2009 through current
Belgium	2011 through current
China	2011 through current
France	2011 through current
Germany	2010 through current
Italy	2010 through current
Japan	2009 through current
Netherlands	2009 through current
Singapore	2010 through current
United Kingdom	2008 through current
United States	2011 through current